Investments in Associates and Joint Ventures - Details of Investments in Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) Companies shares	Dec. 31, 2020 KRW (₩)
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 2,311,373	₩ 2,143,416
Domestic [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 176,514	₩ 167,471
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Number of shares | shares	11,568,000
Ownership (%)	60.00%	60.00%
Investments in joint ventures	₩ 169,838	₩ 153,457
Domestic [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies	5
Investments in joint ventures	₩ 6,676	14,014
Domestic [member] | Acquisition cost [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	115,680
Foreign [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 2,134,859	₩ 1,975,945
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Number of shares | shares	13,117,972
Ownership (%)	12.50%	12.50%
Investments in joint ventures	₩ 1,346,712	₩ 1,418,056
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Number of shares | shares	325,050,000
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 393,793	₩ 353,725
Foreign [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Number of shares | shares	2,010,719,185
Ownership (%)	50.00%	50.00%
Investments in joint ventures	₩ 68,296	₩ 54,400
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Ownership (%)	25.00%	25.00%
Investments in joint ventures	₩ 107,650	₩ 91,270
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Number of shares | shares	1,578,377,432
Ownership (%)	20.00%	20.00%
Investments in joint ventures	₩ 52,257
Foreign [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of joint ventures [line items]
Ownership (%)	50.00%
Investments in joint ventures	₩ 110,769
Foreign [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Ownership (%)	3.89%	4.27%
Investments in joint ventures	₩ 24,144	₩ 31,104
Foreign [member] | Other joint ventures [member]
Disclosure of joint ventures [line items]
Number of companies in other joint ventures | Companies	11
Investments in joint ventures	₩ 31,238	₩ 27,390
Foreign [member] | Acquisition cost [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	1,528,672
Foreign [member] | Acquisition cost [member] | POSCO-NPS Niobium LLC [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	364,609
Foreign [member] | Acquisition cost [member] | KOBRASCO [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	32,950
Foreign [member] | Acquisition cost [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	61,961
Foreign [member] | Acquisition cost [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	676,060
Foreign [member] | Acquisition cost [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	109,057
Foreign [member] | Acquisition cost [member] | DMSA/AMSA [member]
Disclosure of joint ventures [line items]
Investments in joint ventures	₩ 346,880